Financial Investments - Equity instruments measured at fair value through other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	$ 1,569	$ 1,447
Dividends recognised for equity instruments held at year end	60	64
Investments required by central institutions
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	620	609
Dividends recognised for equity instruments held at year end	29	27
Business facilitation
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	886	793
Dividends recognised for equity instruments held at year end	29	35
Others
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	63	45
Dividends recognised for equity instruments held at year end	$ 2	$ 2